TRADE AND OTHER RECEIVABLES, NET - Allowance (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
TRADE AND OTHER RECEIVABLES, NET
Balance, beginning of period			$ 23,363	$ 45,832	$ 45,832
Provision for doubtful accounts	$ 3,692	$ 11,662	11,110	$ 23,602	34,260
Bad debts written off			(19,110)		(62,529)
Foreign exchange			5,007		5,800
Balance, end of period	$ 20,370		$ 20,370		$ 23,363